Supplemental Cash Flow Disclosures (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Supplemental cash flow disclosures

	December 31, 2016	December 31, 2015
Supplemental cash flows disclosures
Interest paid	$18,248,687	$20,531,410
Income taxes paid	$2,897	$1,295,173
Supplemental disclosure of non‑cash activities
Capital expenditures included in accounts payable	$3,176,356	$8,821,227